Structured entities and derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss

$ millions, as at October 31, 2023	Single-seller and multi-seller conduits		Third-party structured vehicles	Loan warehouse financing	Other (1)

On-balance sheet assets at carrying value (2)
Cash and non-interest-bearing deposits with banks	$–		$–	$–	$362
Securities	414		3,001	–	580
Loans	91		1,298	6,858	131
Investments in equity-accounted associates and joint ventures	–		52	–	54
	$505		$4,351	$6,858	$1,127
October 31, 2022	$740		$5,005	$8,898	$601
On-balance sheet liabilities at carrying value (2)
Deposits	$–		$–	$–	$365
Derivatives (3)	–		–	–	51
Other	–		–	–	238
	$–		$–	$–	$654
October 31, 2022	$–		$–	$–	$45
Maximum exposure to loss, net of hedges
Investments and loans	$505		$4,351	$6,858	$765
Notional of written derivatives, less fair value losses	–		–	–	25
Liquidity, credit facilities and commitments	13,131	(4)	2,039	5,500	150
Less: hedges of investments, loans and written derivatives exposure	–		–	–	(28)
	$13,636		$6,390	$12,358	$912
October 31, 2022	$9,422		$7,643	$11,598	$905

(1)	Includes Community Reinvestment Act -related investment vehicles, CIBC-managed investment funds, Capital vehicles and third-party structured vehicles related to structured credit run-off.
(2)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(3)
Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal client facilitation.

(4)
Excludes an additional $4.3 billion (2022: $2.4 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets. Also excludes $414 million (2022: $642 million) of our direct investments in the multi-seller conduits which we consider investment exposure.

Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Residential mortgage securitizations (1)	$14,227	$13,959	$16,939	$16,540
Securities held by counterparties as collateral under repurchase agreements (2)	49,794	49,794	39,788	39,788
Securities lent for cash collateral (2)	2,716	2,716	2,165	2,165
Securities lent for securities collateral (2)	24,355	24,355	30,520	30,520
	$91,092	$90,824	$89,412	$89,013
Associated liabilities (3)	$90,901	$90,868	$88,954	$88,912

(1)
Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $541 million (2022: $405 million) have been applied to reduce these balances.

(2)
Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent and fair value hedge basis adjustments.